Note 7 - Share-based Compensation - Restricted Share Activities (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Granted, number of shares (in shares)	9,815
Granted, weighted average grant date fair value (in dollars per share)	$ 19.50
Vested, number of shares (in shares)	(147,727)
Vested, weighted average grant date fair value (in dollars per share)	$ 19.88
Forfeited, number of shares (in shares)	(95,000)
Forfeited, weighted average grant date fair value (in dollars per share)	$ 19.96
Outstanding, number of shares (in shares)	155,250
Outstanding, weighted average grant date fair value (in dollars per share)	$ 19.94
Restricted Stock [Member] | The 2017 Omnibus Incentive Plan [Member]
Outstanding, number of shares (in shares)	388,162
Outstanding, weighted average grant date fair value (in dollars per share)	$ 19.93
Granted, number of shares (in shares)	9,815	1,141,477
Granted, weighted average grant date fair value (in dollars per share)		$ 20.76
Vested, number of shares (in shares)		(434,615)
Vested, weighted average grant date fair value (in dollars per share)		$ 22.19
Forfeited, number of shares (in shares)		(318,700)
Forfeited, weighted average grant date fair value (in dollars per share)		$ 19.80
Outstanding, number of shares (in shares)		388,162
Outstanding, weighted average grant date fair value (in dollars per share)	$ 19.93
Expected to vest, number of shares (in shares)	125,250
Expected to vest, weighted average grant date fair value (in dollars per share)	$ 19.97